CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (45,386)	¥ (296,140)	¥ (906,490)	¥ 2,171
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	2,333	15,225	12,289	4,701
Share-based compensation expenses	1,824	11,898	17,847	131,260
Provision for doubtful accounts and credit losses	7,811	50,965	961,851	178,567
Impairment loss of goodwill and intangible assets	10,630	69,358
Impairment loss on equity investment	2,438	15,908	200,000
Impairment on prepayment for long-term investment			200,000
Loss from equity-method investments	1,766	11,523	8,149	2,652
Accretion of debt instrument	2,904	18,947	7,343
Change in fair value of convertible loans				9,552
Change in fair value of short-term investments				315
Deferred income tax	7,190	46,915	(17,263)	(36,901)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	17	108	112,540	(34,841)
Short-term and long-term financial guarantee assets	12,844	83,806	(86,939)	(20,610)
Accounts receivable	2,630	17,162	(49,780)	(119,252)
Amounts due from related parties, net	(1,238)	(8,076)	83,020	33,352
Prepayments and other current assets, net	1,885	12,299	2,112	(15,579)
Short-term and long-term funding debts	(3,404)	(22,210)	(172,792)	181,799
Accounts payable	(7,259)	(47,362)	15,070	(4,193)
Amounts due to related parties	40,035	261,229	(30,495)	(118,888)
Tax payable	(1,955)	(12,755)	(5,539)	34,695
Financial guarantee liabilities	(12,517)	(81,673)	86,397	15,537
Accrued expenses and other liabilities	(13,969)	(91,149)	(63,737)	(12,429)
Net cash provided by operating activities	8,730	56,963	175,079	231,908
Cash flows from investing activities:
Purchase of property, equipment and software	(14,989)	(97,801)	(10,015)	(4,071)
Disposal of property, equipment and software	142	924
Prepayment for financing receivable			(200,000)
Financing receivables facilitated	(55,323)	(360,984)	(1,988,899)	(4,319,655)
Collection of principal on financing receivables	106,001	691,655	2,313,229	5,204,478
Loan provided to a third party				(137,264)
Collection of loan from a third party			135,296
Net cash advances to the related party	45	293	(697,754)	(445,319)
Loans provided to the related party	(6,130)	(40,000)	(137,000)	(52,048)
Collection of loan from the related party	6,130	40,000	122,000	52,048
Proceeds from short-term investments	0	0		1,685
Purchase of long-term investments	(6,359)	(41,494)	(91,500)	(19,259)
Equity transfer consideration paid to the related party			(23,000)
Net cash provided by/(used in) investing activities	29,521	192,619	(538,702)	280,595
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares				410,286
Proceeds from initial public offering and followed offering, net of underwriter's commission				316,451
Proceeds from short-term and long-term borrowings	7,663	50,000	495,000	288,141
Repayment of short-term borrowings and long-term borrowings	(49,042)	(320,000)	(315,000)	(68,141)
Loan received from third parties	0	0	17,000	514,000
Loan repayment to third parties			(17,000)	(514,000)
Loan proceeds from the related party				26,711
Repayment of loans to the related party			(23,831)	(32,150)
Loan proceeds from a shareholder				151,000
Repayment of loan to a shareholder				(29,313)
Proceeds from funding debts			682,100	2,253,452
Principal repayments on funding debts	(45,465)	(296,659)	(904,074)	(3,538,252)
Proceeds from issuance of convertible loan	61,303	400,000		21,730
Proceeds from issuance of debt instrument			100,000
Repayment of debt instrument	(15,326)	(100,000)
Proceeds from exercise of options	3	20	26
Proceeds from minority shareholders capital injection			170,151
Proceeds from notes payable			20,000
Repayment of notes payable	(3,065)	(20,000)
Net cash (used in)/provided by financing activities	(43,929)	(286,639)	224,372	(200,085)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,297)	(21,503)	10,114	21,732
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,975)	(58,560)	(129,137)	334,150
Cash, cash equivalents and restricted cash at beginning of the year	89,028	580,904	710,041	375,891
Cash and cash equivalents at beginning of the year	15,748	102,755	457,442	370,891
Current restricted cash at beginning of the year	58,651	382,695	252,599	5,000
Non-current restricted time deposits at beginning of the year	14,629	95,454
Cash, cash equivalents and restricted cash at end of the year	80,053	522,344	580,904	710,041
Cash and cash equivalents at end of the year	57,802	377,160	102,755	457,442
Current restricted cash at end of the year	21,030	137,220	382,695	252,599
Non-current restricted time deposits at end of the year	1,221	7,964	95,454
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost	7,582	49,473	64,121	82,069
Cash paid for income tax expense	989	6,455	33,419	17,651
Non-cash financing and investing activities
Payables related to long-term investments				(35,000)
Pre-IPO Preferred shares redemption value Accretion				65,355
Conversion of convertible loans into Pre-IPO Preferred Shares				267,893
Redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares				¥ 1,437,674
Infrarisk [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in the fair value of contingent consideration payable from acquisition of Infrarisk	151	985	1,496
Cash flows from investing activities:
Purchase of Infrarisk, net of cash acquired (Note 4)			(3,650)
Non-cash financing and investing activities
Contingent payables related to acquisition of Infrarisk			(11,215)
Ganzhou Micro Finance [Member]
Cash flows from investing activities:
Cash acquired due to acquisition			42,591
Non-cash financing and investing activities
Net off amount due to the related party arising from acquisition of Ganzhou Micro Finance with due from the related party			¥ 230,000
Qilehui Credit Information Co Ltd [Member]
Cash flows from investing activities:
Cash acquired due to acquisition	$ 4	¥ 26